UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4215
DREYFUS PREMIER GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier GNMA Fund, Inc.
July 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.6%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--4.8%
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	6,880,000	6,869,946
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	8,000,000	7,945,716
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	3,000,000	2,995,605
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	7,000,000	7,011,451
USAA Auto Owner Trust,
Ser. 2004-2, Cl. A4	3.58	2/15/11	2,484,503	2,468,411
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3,	4.83	4/15/10	6,644,083	6,630,541
WFS Financial Owner Trust,
Ser. 2003-4, Cl. C	3.02	5/20/11	318,141	316,787
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	2,019,970	1,996,488
				36,234,945
Asset-Backed Ctfs./Credit Cards--2.3%
Chase Issuance Trust,
Ser. 2007-A4, Cl A4	5.32	4/16/12	5,250,000 a	5,249,956
Chase Issuance Trust,
Ser. 2007-A1, Cl. A1	5.34	3/15/13	7,000,000 a	7,002,116
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	5.45	2/15/11	5,250,000 a	5,258,578
				17,510,650
Asset-Backed Ctfs./Home Equity Loans--4.0%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.38	4/25/36	1,313,244 a	1,313,042
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	6,914,006 a	6,917,399
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	5.36	12/25/36	2,878,237 a	2,876,199
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	825,920
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	791,410 a	788,398
Federal National Mortgage
Association, Whole Loan,
Ser. 2001-W1, Cl. AF6,	6.90	7/25/31	2,476,236 a	2,466,822
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	1,059,527	1,055,416
J.P. Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	5.42	4/1/37	7,195,061 a	7,189,290
J.P. Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000 a	2,166,369
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	5.36	1/25/37	4,492,942 a	4,490,402
				30,089,257
Commercial Mortgage Pass-Through Ctfs.--.7%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	2,684,170 a,b	2,684,170
Goldman Sachs Mortgage Securities

Corporation II, Ser. 2007-EOP,
Cl. F	5.80	3/6/20	2,275,000 a,b	2,260,781
				4,944,951
Residential Mortgage Pass-Through Ctfs.--5.0%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.51	1/25/36	1,342,845 a	1,337,399
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	3,500,000 a	3,492,461
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	5,323,728	5,360,976
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	5,308,891 a	5,417,468
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.15	9/25/36	1,402,404 a	1,416,404
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	5.38	3/25/37	4,973,752 a	4,974,062
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	3,500,000 a	3,490,433
J.P. Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.34	10/25/33	5,138,021 a	5,047,875
J.P. Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.99	10/25/35	1,925,000 a	1,899,850
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/20/35	3,259,549 a	3,225,324
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,225,000 a	2,169,175
				37,831,427
U.S. Government Agencies--.9%
Federal National Mortgage
Association, Notes	5.75	8/3/09	6,575,000	6,574,868
U.S. Government Agencies/Mortgage-Backed--93.5%
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			1,072,957	1,041,615
5.5%			15,635,000 c	15,099,986
Federal National Mortgage Association:
6.00%			33,820,000 c	33,785,997
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,365,939	1,193,669
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			4,385,304	4,355,089
Government National Mortgage Association I:
5.50%			13,800,000 c	13,444,098
6.00%			46,805,000 c	46,739,005
6.50%			42,915,000 c	43,659,688
5.00%, 5/15/33 - 10/15/35			62,194,532	59,379,447
5.50%, 6/15/20 - 10/15/35			150,545,393	147,076,066
6.00%, 10/15/19 - 5/15/37			97,908,310	97,901,365
6.50%, 9/15/08 - 6/15/32			5,471,446	5,587,485
7.00%, 11/15/22 - 12/15/22			17,508	18,273
7.50%, 2/15/17 - 5/15/26			7,198,910	7,535,027
8.00%, 4/15/08 - 12/15/22			3,193,904	3,372,823
8.50%, 7/15/08 - 12/15/22			2,796,383	2,998,302
9.00%, 1/15/19 - 12/15/22			2,273,862	2,448,967
9.50%, 3/15/18 - 1/15/25			599,580	655,005
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			801,699	774,164

Ser. 2005-34, Cl. A, 3.96%,
9/16/21	3,190,174	3,135,103
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	4,154,073	4,074,435
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	3,185,024	3,102,787
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	8,845,103	8,686,559
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	385,045	378,460
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	2,405,857	2,369,565
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,736,318	2,688,542
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	3,173,010	3,125,764
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,998,225	3,934,814
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,113,587	1,095,112
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,260,000	4,268,045
Government National Mortgage Association II:
5.00%, 9/20/33 - 1/20/36	58,699,156	55,654,715
5.38%, 4/20/30 - 6/20/32	4,269,602 a	4,320,854
5.50%, 7/20/30 - 1/20/36	77,980,655 a	76,165,740
5.75%, 9/20/27	10,523 a	10,650
6.00%, 12/20/28 - 2/20/36	29,937,962	29,906,501
6.38%, 2/20/27	18,019 a	18,218
6.50%, 5/20/31 - 7/20/31	2,321,381	2,373,612
7.00%, 4/20/24 - 4/20/32	12,019,606	12,529,795
7.50%, 9/20/30	165,186	172,394
9.00%, 7/20/25	133,996	144,518
9.50%, 9/20/17 - 2/20/25	124,929	135,362
		705,357,616
U.S. Treasury Bonds--.5%
4.75%, 2/15/37	3,600,000 d	3,505,504
U.S. Treasury Notes--.9%
4.00%, 6/15/09	454,000 e	449,531
4.50%, 2/15/16	6,080,000 f	5,965,526
		6,415,057
Total Bonds and Notes
(cost $862,437,277)		848,464,275
	Face Amount
	Covered by
Options--.2%	Contracts ($)	Value ($)

Call Options--.2%
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @
4.00	37,500,000	31,988
3-Month USD Libor-BBA,
Swaption	14,000,000	702,044
3-Month USD Libor-BBA,
Swaption	21,160,000	1,048,224
		1,782,256
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008
@ 6.00	73,000,000	12
U.S. Treasury 10-Year Note
August 2007 @104.50	35,300,000	11,031

		11,043
Total Options
(cost $1,720,946)		1,793,299
	Principal
Short-Term Investments--4.8%	Amount ($)	Value ($)

U.S. Government Agencies
Federal National Mortgage
Association 5.12%, 9/13/07	11,000,000	10,932,729
Federal National Mortgage
Association 5.14%, 9/19/07	10,000,000	9,929,971
Federal National Mortgage
Association, 5.13%, 8/14/07	15,000,000	14,972,212
Total Short-Term Investments
(cost $35,834,912)		35,834,912

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,155,000)	6,155,000 [g]	6,155,000

Investment of Cash Collateral for
Securities Loaned--2.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,569,698)	21,569,698 [g]	21,569,698

Total Investments (cost $927,717,833)	121.3%	913,817,184

Liabilities, Less Cash and Receivables	(21.3%)	(160,526,399)

Net Assets	100.0%	753,290,785

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $4,944,951 or 0.7% of net assets.
c	Purchased on a forward commitment basis.
d	Purchased on a delayed delivery basis.
e	All or partially held by a broker as collateral for open financial futures positions.
f	All or a portion of this security is on loan. At July 31, 2007, the total market value of the fund's securities on loan is $20,940,914 and the total market value of the collateral held by the fund is $21,569,698.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2007 ($)

Financial Futures Long
U.S. Treasury 10 year Notes	276	29,648,437	September 2007	210,703
Financial Futures Short
U.S. Treasury 5 year Notes	178	(18,773,438)	September 2007	(244,750)
				(34,047)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)